GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
Schedule of changes in the carrying amount of goodwill by segment

	Better Schools			Better Jobs
		K-12		Career
	Tutoring	Schools	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2014	26,609	24,815	51,424	33,117	84,541
Foreign currency translation adjustments	417	410	827	620	1,447
Balance as of December 31, 2015	27,026	25,225	52,251	33,737	85,988
Foreign currency translation adjustments	493	485	978	735	1,713
Goodwill impairment	(19,747)	-	(19,747)	-	(19,747)
Balance as of December 31, 2016	7,772	25,710	33,482	34,472	67,954